Stockholders' Deficit (Details) - USD ($)									1 Months Ended					9 Months Ended		12 Months Ended
	Dec. 10, 2021	Dec. 10, 2021	Nov. 15, 2021	Oct. 21, 2021	Oct. 01, 2021	Jul. 15, 2021	Oct. 15, 2020	Jan. 14, 2019	Aug. 19, 2022	May 19, 2022	Nov. 15, 2021	Jan. 30, 2020	Sep. 21, 2018	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jan. 31, 2022	Dec. 31, 2020
Stockholders' Deficit (Textual)
Preferred stock, authorized															10,000,000	10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)															$ 0.001	$ 0.001		$ 0.001
Common stock, authorized															200,000,000	200,000,000		200,000,000
Common stock, par value (in Dollars per share)															$ 0.001	$ 0.001		$ 0.001
Voting rights															one
Shares issued																	360,695
Outstanding payables (in Dollars)																	$ 129,850
Equity incentive plan, description													The vesting period, term and exercise price will be determined at the time of the grant. An aggregate of up to 3,500,000 of the Company’s common stock was reserved for issuance under the 2018 Plan. On July 15, 2021 the Company’s board of directors increased the number of shares of common stock authorized for grant from 3,500,000 to 8,000,000. As of March 31, 2022, the Company has granted and has 7,249,208 options outstanding, as well as 107,876 shares of restricted common stock issued under the 2018 Plan.
Purchase an aggregate, description	the Board of Directors approved the issuance of options to purchase an aggregate of 2,718,247 shares of common stock to the certain employees of the Company. The options have an exercise price of $0.21 per share with vesting terms of one quarter vesting on June 10, 2022 and the remainder monthly ratably through December 10, 2023. The options will expire on December 11, 2031. The aggregate fair value of $472,975 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 116.90%, (iii) risk free rate of 1.26% (iv) dividend rate of zero, (v) stock price of $0.21, and (vi) exercise price of $0.21. These options were amended on December 30, 2021 adjusting the vesting schedule to vest equally at the end of each quarter in 2022. As the share price had increased on the amendment date, the amendment resulted in an increase to the aggregate fair value of $111,166. The increased fair value along with the unamortized portion of the original fair value will be amortized over the amended vesting schedule. A total of $26,574 was recorded during the year ended December 31, 2021.	the Board of Directors approved the issuance of options to purchase an aggregate of 2,718,247 shares of common stock to the certain employees of the Company. The options have an exercise price of $0.21 per share with vesting terms of one quarter vesting on June 10, 2022 and the remainder monthly ratably through December 10, 2023. The options will expire on December 11, 2031. The aggregate fair value of $472,975 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 116.90%, (iii) risk free rate of 1.26% (iv) dividend rate of zero, (v) stock price of $0.21, and (vi) exercise price of $0.21. These options were amended on December 30, 2021 adjusting the vesting schedule to vest equally at the end of each quarter in 2022. As the share price had increased on the amendment date, the amendment resulted in an increase to the aggregate fair value of $111,166. The increased fair value along with the unamortized portion of the original fair value will be amortized over the amended vesting schedule. A total of $26,574 was recorded during the year ended December 31, 2021.	the Board of Directors approved the issuance of options to purchase an aggregate of 1,448,276 shares of common stock to the directors of the Company. The options have an exercise price of $0.29 per share and vest per days in service as members of the board of directors during the quarter, at the end of the quarter with the final quarterly vesting quarter end of December 31, 2022. The options will expire on December 11, 2031. The aggregate fair value of $341,793 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5.04 years, (ii) volatility of 115.8%, (iii) risk free rate of 1.25% (iv) dividend rate of zero, (v) stock price of $0.29, and (vi) exercise price of $0.29. The expense will be amortized over the vesting period and a total of $28,254 was recorded during the year ended December 31, 2021.	the Board of Directors approved the issuance of options to purchase an aggregate of 1,218,248 shares of common stock to the CEO. The options have an exercise price of $0.39 per share with vesting terms of 304,562 vesting on April 21, 2022 and the remainder monthly ratably through October 21, 2023. The options will expire on October 21, 2031. The aggregate fair value of $372,384 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 4.65 years, (ii) volatility of 113.90%, (iii) risk free rate of 1.22% (iv) dividend rate of zero, (v) stock price of $0.39, and (vi) exercise price of $0.39. These options were amended on December 10, 2021 and December 30, 2021 adjusting the exercise price to $0.21 and the vesting schedule to vest equally at the end of each quarter in 2022. The expense will be amortized over the amended vesting period and a total of $36,667 was recorded during the year ended December 31, 2021.	the Board of Directors approved the issuance of options to purchase an aggregate of 4,504,214 shares of common stock to an executive and a director. The options have an exercise price of $0.35 per share and vested immediately upon issuance. The options will expire on October 1, 2031. The aggregate fair value of $1,270,188 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 5years, (ii) volatility of 115%, (iii) risk free rate of 0.93% (iv) dividend rate of zero, (v) stock price of $0.35, and (vi) exercise price of $0.35. The expense of 1,270,188 was recorded in full upon issuance.				the Board of Directors approved the issuance of options to purchase an aggregate of 25,788,141 shares of common stock to certain employees of the Company. The options have an exercise price of $0.12 per share with varying vesting terms through August 10, 2023. The options will expire on August 19, 2027. The aggregate fair value of $2,346,000 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 100.0%, (iii) risk free rate of 3.10% (iv) dividend rate of zero, (v) stock price of $0.12, and (vi) exercise price of $0.12. The expense will be amortized over the vesting period and a total of $2,277,618 was recorded since issuance and through September 30, 2022.	the Board of Directors approved the issuance of options to purchase an aggregate of 1,086,129 shares of common stock to certain employees of the Company. The options have an exercise price of $0.31 per share with vesting terms of one quarter/half vesting on November 19, 2022 and the remainder monthly ratably through May 19, 2023. The options will expire on May 19, 2032. The aggregate fair value of $271,324 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 115.0%, (iii) risk free rate of 2.80% (iv) dividend rate of zero, (v) stock price of $0.31, and (vi) exercise price of $0.31. The expense will be amortized over the vesting period and a total of $99,491 was recorded since issuance and through September 30, 2022.	the Board of Directors approved the issuance of options to purchase an aggregate of 1,448,276 shares of common stock to the directors of the Company. The options have an exercise price of $0.29 per share and vest per days in service as members of the board of directors during the quarter, at the end of the quarter with the final quarterly vesting quarter end of December 31, 2022. The options will expire on December 11, 2031. The aggregate fair value of $341,793 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5.04 years, (ii) volatility of 115.8%, (iii) risk free rate of 1.25% (iv) dividend rate of zero, (v) stock price of $0.29, and (vi) exercise price of $0.29. The expense will be amortized over the vesting period and a total of $28,254 was recorded during the year ended December 31, 2021.	the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 shares of common stock to Boris Goldstein. The options have an exercise price of $0.75 per share which will vest ratably on a quarterly basis over a two-year period. The options will expire on January 30, 2029. The aggregate fair value of $51,757 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 76%, (iii) risk free rate of 1.57% (iv) dividend rate of zero, (v) stock price of $0.12, and (vi) exercise price of $0.75. The expense will be amortized over the vesting period and a total of $23,790 was recorded during the year ended December 31, 2020.
Stock option remaining value (in Dollars)															$ 513,807
Stock based compensation (in Dollars)																$ 280,369
Common stock issued							10,845
Tax withholdings							184,298
Expected life (years)														6 years 18 days	5 years 6 months
Volatility rate														100.00%	98.00%
Risk free interest rate														3.50%	4.00%
Dividend rate														0.00%	0.00%
Share price (in Dollars per share)														$ 0.3	$ 0.12
Minimum [Member]
Stockholders' Deficit (Textual)
Expected life (years)														6 months 18 days	3 months
Volatility rate															92.00%
Risk free interest rate														2.30%	3.30%
Exercise price (in Dollars per share)														$ 0.33	$ 0.33
Maximum [Member]
Stockholders' Deficit (Textual)
Expected life (years)														1 year 3 months	11 months 12 days
Volatility rate															100.00%
Risk free interest rate														3.00%	4.00%
Exercise price (in Dollars per share)														$ 0.36	$ 0.36
Common Stock [Member]
Stockholders' Deficit (Textual)
Shares outstanding															105,401,858	50,217,308
2018 Equity Incentive Plan [Member]
Stockholders' Deficit (Textual)
Common stock are reserved for issuance																3,500,000
Option outstanding																1,800,000
Issue of shares for the services																333,972
2018 Equity Incentive Plan [Member] | Minimum [Member]
Stockholders' Deficit (Textual)
Common stock authorized for grant						3,500,000
2018 Equity Incentive Plan [Member] | Maximum [Member]
Stockholders' Deficit (Textual)
Common stock authorized for grant						8,000,000
Option [Member]
Stockholders' Deficit (Textual)
Remaining stock options will be amortized (in Dollars)																$ 1,266,050
Non-Executive Officer [Member]
Stockholders' Deficit (Textual)
Granted restricted shares							292,174
Grant fair value per share (in Dollars per share)							$ (1.67)
Amortized vesting period value (in Dollars)							$ 487,931
Board of Directors [Member] | Option [Member]
Stockholders' Deficit (Textual)
Purchase of aggregate share								800,000
Aggregate fair value of options (in Dollars)								$ 51,757
Expected life (years)								10 years
Volatility rate								76.00%
Risk free interest rate								1.57%
Dividend rate								0.00%
Share price (in Dollars per share)								$ 0.12
Exercise price (in Dollars per share)								$ 0.75
Boris Goldstein [Member] | Option [Member]
Stockholders' Deficit (Textual)
Description of options vesting period												The options have an exercise price of $0.75 per share which will vest ratably on a quarterly basis over a two-year period.
Expiration date												Jan. 30, 2029